Operating leases	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Operating leases
30.	Operating leases
The company leases out pub real estate for an average outstanding period of 6 to 8 years and part of its own property under operating leases. The following table sets out the maturity analysis of the non-cancelable
lease payments, showing the undiscounted lease payments to be received:

Million US dollar	31 December 2020	31 December 2019	31 December 2018
Within one year	157	155	152
Between one and five years	405	518	460
After five years	361	215	217

Total	923	888	829
In 2020, 107m US dollar was recognized as income in the income statement in respect of subleasing of right-of-use
assets (2019: 152m US dollar; 2018: 133m US dollar).